Accounts Payable and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable and accruals	$ 190	$ 367
NIS unlinked [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable and accruals	123	108
USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable and accruals	54	252
Euro [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable and accruals	$ 13	$ 7